Mezzanine Equity And Stockholders' Equity (Deficit) - Summary Of Information Related To Common Stock Warrants (Detail) - Common Stock Warrants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Number of warrants outstanding and exercisable, beginning balance	644,980
Number of warrants issued	16,489
Number of warrants outstanding and exercisable, ending balance	4,638,454	644,980
Weighted average exercise price, outstanding and exercisable, beginning balance		$ 2.08
Weighted average exercise price, warrants issued	$ 14.2
Weighted average exercise price, outstanding and exercisable, ending balance	$ 10.2
Weighted average remaining contractual life in years, outstanding and exercisable	4 years 7 months 13 days	5 years 10 days
Aggregate intrinsic value of warrants outstanding and exercisable	$ 1,382,919
Public Warrants Assumed in Business Combination [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	3,976,985
Weighted average exercise price, warrants issued	$ 11.5